Stock-based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	2,661,818
Options granted, term	10 years
Options granted exercisable term	4 years
Options outstanding	2,111,576	2,202,443
Number of common stock reserved for future issuance	23,545,438
Dividend rate	0.00%	0.00%
Unrecognized compensation cost	$ 0.9
Weighted-average remaining service period	2 years 4 months 24 days
Stock Options Available For Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for future issuance	339,284